Disposal of Subsidiaries (Details) - Schedule of Accumulated Other Comprehensive Loss $ in Thousands		12 Months Ended
	Jul. 01, 2022 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Schedule of Accumulated Other Comprehensive Loss [Abstract]
Total consideration received	$ 100
Net liabilities of subsidiaries attributed to the Company	(3,779)
Reversal of accumulated other comprehensive loss	(1,439)
Loss on disposal of subsidiaries	$ 5,118			$ (5,118)